BUSINESS COMBINATIONS - Acquisition of BlueCap (Details) € in Thousands, $ in Thousands		Dec. 18, 2020 EUR (€)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred | $	[2]		$ 84,643		$ 103,978	$ 4,328
BlueCap
Disclosure of detailed information about business combination [line items]
Cash transferred		€ 43,200
Consideration paid through issuance of common shares		€ 28,800
Trading-day period		60 days
Period prior to closing date		10 days
Additional consideration payable (up to)		€ 10,000
BlueCap | Agreement 1, Tranche 1
Disclosure of detailed information about business combination [line items]
Closing payment, less working capital, receivables and other matters adjustments		14,000
BlueCap | Agreement 1, Tranche 2
Disclosure of detailed information about business combination [line items]
Closing payment, less working capital, receivables and other matters adjustments		8,400
BlueCap | Agreement 1, Tranche 3
Disclosure of detailed information about business combination [line items]
Closing payment, less working capital, receivables and other matters adjustments		€ 5,600

[1]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)